Other Financial Liabilities - Summary of derivative financial instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019
Financial Asset
Total	$ 6,497	$ 1,123	$ 3,103
Total current	6,497	1,123	1,028
Total non-current	0	0	2,075
Financial Liability
Total	203,597	162,178	168,157
Total current	189,647	18,956	23,290
Total non-current	13,950	143,222	144,867
Interest rate swaps
Financial Asset
Total	0	0	3,103
Financial Liability
Total	203,597	161,630	108,552
Foreign currency forward contracts
Financial Asset
Total	6,497	1,123	0
Financial Liability
Total	0	548	4,650
Cross currency swaps
Financial Asset
Total	0	0	0
Financial Liability
Total	0	0	4,442
Warrants
Financial Asset
Total	0	0	0
Financial Liability
Total	$ 0	$ 0	$ 50,513